Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Entity Central Index Key	0001760077
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Preferred Securities and Income SMA Shares
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Class Name	Preferred Securities and Income SMA Shares
Trading Symbol	PISHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (Fund) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by visiting www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The Fund had a 20.90% total return in the 12 months ended October 31, 2024, compared with the Blended Benchmark,[1] which returned 18.59%, and the ICE BofA U.S. All Capital Securities Index, which returned 21.40%.

Security selection in the insurance sector was the largest contributor to relative performance versus the Blended Benchmark[1] during the year. This included out-of-index investments in several instruments that rose materially on improving company fundamentals. Additionally, the portfolio had no investments in certain high-quality issues from Japanese companies with relatively tight credit spreads that trailed the benchmark as credit spreads elsewhere narrowed more significantly. Security selection in the banking sector also contributed to excess returns, largely due to overweight positions in high-quality, long-duration preferreds. Notably, several global systemically important banks (G-SIBs) with excess capital redeemed a number of securities, which provided a tailwind to other comparable preferreds. The portfolio also benefited from new issues that came to market in the period, including out-of-benchmark, high-coupon European bank CoCos with 10 years of call protection that generated double-digit returns as well as longer-duration, higher-quality securities from utilities.

The Fund's allocation to total return swaps (used with the intention of managing credit risk) modestly detracted from relative performance.

Top contributing sectors	Top detracting sectors
Insurance	Total Return Swaps
Banking/Brokerage
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2024)
	1 Year	5 Years	Since inception (3/1/19)
Fund[2]	20.90%	4.37%	5.73%
Blended Benchmark[1]	18.59%	3.75%	5.10%
S&P 500 Index	38.02%	15.26%	15.22%
ICE BofA U.S. All Capital Securities Index	21.40%	3.01%	4.22%

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 423,737,793
Holdings Count | shares	225
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2024)
Net assets	$423,737,793
Number of portfolio holdings (excluding derivatives)	225
Portfolio turnover rate	70%
Net advisory fees paid	$0

Holdings [Text Block]
Portfolio holdings (as of October 31, 2024)

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 6.85%, due 12/15/36	1.5%
Goldman Sachs Group, Inc., 7.50%, Series X	1.5%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.1%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
NextEra Energy Capital Holdings, Inc., 6.75%, due 6/15/54	1.0%
Enbridge, Inc., 8.50%, due 1/15/84 (Canada)	1.0%
Lloyds Banking Group PLC, 6.75% (United Kingdom)	1.0%
Barclays PLC, 8.875% (United Kingdom)	0.9%

Sector diversification[3,5]	(%)
Banking	55.1%
Utilities	14.4%
Insurance	11.9%
Pipelines	9.9%
Financial Services	2.7%
Energy	0.9%
Real Estate	0.8%
Consumer Discretionary Products	0.3%
Telecommunications	0.1%
Other (includes short-term investments)	3.9%

Country diversification[3,5]	(%)
United States	43.6%
Canada	13.0%
United Kingdom	12.5%
France	6.1%
Netherlands	4.2%
Spain	4.1%
Switzerland	3.7%
Germany	1.7%
Japan	1.6%
Other (includes short-term investments)	9.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Wells Fargo & Co., 6.85%, due 12/15/36	1.5%
Goldman Sachs Group, Inc., 7.50%, Series X	1.5%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.1%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
NextEra Energy Capital Holdings, Inc., 6.75%, due 6/15/54	1.0%
Enbridge, Inc., 8.50%, due 1/15/84 (Canada)	1.0%
Lloyds Banking Group PLC, 6.75% (United Kingdom)	1.0%
Barclays PLC, 8.875% (United Kingdom)	0.9%